Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.18%
Building Products–0.06%
Resideo Technologies, Inc.(b)	1,490	$35,507
Commodity Chemicals–0.03%
AdvanSix, Inc.	366	18,698
Construction & Engineering–0.91%
Fluor Corp.(b)	18,260	523,879
Diversified Banks–0.49%
HSBC Holdings PLC, ADR (United Kingdom)	8,204	280,741
Health Care Distributors–0.13%
Cardinal Health, Inc.	1,341	76,035
Health Care Equipment–0.96%
Baxter International, Inc.	7,122	552,240
Health Care Services–0.71%
Cigna Corp.	1,710	409,733
Industrial Conglomerates–3.00%
Honeywell International, Inc.	8,922	1,736,043
Industrial Gases–13.94%
Air Products and Chemicals, Inc.	32,235	8,055,849
Industrial Machinery–2.28%
SPX Corp.(b)	9,719	480,216
SPX FLOW, Inc.	9,719	837,972
		1,318,188
Integrated Oil & Gas–4.77%
BP PLC, ADR (United Kingdom)	24,097	708,451
Exxon Mobil Corp.	24,798	2,048,067
		2,756,518
IT Consulting & Other Services–2.45%
International Business Machines Corp.	10,689	1,389,784
Kyndryl Holdings, Inc.(b)	2,138	28,050
		1,417,834
Oil & Gas Drilling–0.01%
Transocean Ltd.(b)	1,559	7,125
Oil & Gas Equipment & Services–5.15%
Baker Hughes Co., Class A	10,957	398,944
Shares		Value
Oil & Gas Equipment & Services–(continued)
Halliburton Co.	43,134	$1,633,485
Schlumberger N.V.	22,881	945,214
		2,977,643
Oil & Gas Exploration & Production–7.71%
APA Corp.	18,746	774,772
Hess Corp.	34,419	3,684,210
		4,458,982
Packaged Foods & Meats–18.76%
McCormick & Co., Inc.	108,635	10,841,773
Pharmaceuticals–16.18%
Johnson & Johnson	19,304	3,421,248
Merck & Co., Inc.	35,255	2,892,673
Organon & Co.	3,526	123,163
Pfizer, Inc.	54,926	2,843,519
Viatris, Inc.	6,817	74,169
		9,354,772
Semiconductors–11.70%
Intel Corp.	136,463	6,763,106
Specialized REITs–1.91%
Weyerhaeuser Co.	29,142	1,104,482
Specialty Chemicals–8.03%
International Flavors & Fragrances, Inc.	35,364	4,644,354
Total Common Stocks & Other Equity Interests (Cost $815,038)		57,333,502
Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)(d)	146,323	146,323
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)(d)	96,269	96,240
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)(d)	167,227	167,227
Total Money Market Funds (Cost $409,818)		409,790
TOTAL INVESTMENTS IN SECURITIES–99.89% (Cost $1,224,856)		57,743,292
OTHER ASSETS LESS LIABILITIES—0.11%		64,373
NET ASSETS–100.00%		$57,807,665

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$107,153	$121,340	$(82,170)	$-	$-	$146,323	$6
Invesco Liquid Assets Portfolio, Institutional Class	68,314	86,671	(58,692)	(26)	(27)	96,240	15
Invesco Treasury Portfolio, Institutional Class	122,461	138,674	(93,908)	-	-	167,227	17
Total	$297,928	$346,685	$(234,770)	$(26)	$(27)	$409,790	$38

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Exchange Fund